Accounts receivable net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
	2023	2022
	US$’000	US$’000

Contract receivables	2,864	1,614
Less: allowance for doubtful accounts	-	(28)
	2,864	1,586

Allowance for doubtful accounts activity
	2023	2022
	US$’000	US$’000

Balance at beginning of period	28	30
Less : reversal in allowances	(28)	(2)
Balance at end of period	-	28

Age analysis of past due account receivables
	2023	2022
	US$’000	US$’000

Current	1,175	710
Past due
1-30 days	603	477
31-60 days	548	311
61-90 days	341	32
Greater than or equal to 91 days	197	56
	1,689	876
	2,864	1,586

ZHEJIANG TIANLAN
Accounts receivable, net
	2023	2022
	RMB’000	RMB’000

Contract receivables	157,879	175,792
Less: allowance for doubtful accounts	(29,644)	(40,019)

	128,235	135,773

Allowance for doubtful accounts activity
	2023	2022
	RMB’000	RMB’000

Balance at beginning of year	40,019	42,867
Add: provision for allowances	10,376	822
Less: reversal of provision for doubtful accounts	(677)	(983)
Less: write-off of doubtful accounts	(20,074)	(2,687)

Balance at end of year	29,644	40,019

Age analysis of past due account receivables
	2023	2022
	RMB’000	RMB’000

Within 1 year	92,014	111,436
1 year - 2 years	31,499	12,236
2 years - 3 years	3,140	1,437
3 years - 4 years	699	6,132
4 years - 5 years	883	4,532

	128,235	135,773